OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Payable for purchase of property, plant and equipment	$ 33,529,239	$ 71,283,739
Other payables	43,709,026	55,339,514
Other current liabilities	$ 77,238,265	$ 126,623,253